Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (5,077,030)	$ (3,739,567)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash expense related to the issuance of stock for services	360,364
Amortization expense	10,920	10,920
Increase (decrease) in cash from change in:
Accounts receivable	(35,814)	(1,688)
Inventories	(11,921)	4,316
Prepaid asset	(4,167)	(45,000)
Accounts payable and accrued expenses	(110,554)	139,259
Deposits	35,000	100,000
Net cash used in operating activities	(1,883,342)	(1,718,621)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payables		200,000
Payment of financing costs	(22,150)
Net cash provided by financing activities	3,532,563	1,780,644
EFFECT OF FOREIGN CURRENCY TRANSLATION	(40,567)
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,608,654	62,023
Cash at beginning of year	154,460	92,437
Cash at end of period	1,763,114	154,460
Supplemental disclosures of cash flow information
Interest	9,855	6,733
Income taxes	4,000	2,400
Fair value of warrants issued in conjunction with convertible notes and letter of credit	3,474,721	200,000
The 2015 Unit Offering [Member]
Supplemental disclosures of cash flow information
Conversion of stock, amount issued	64,559
Summer 2014 to 2015 Unit Offering [Member]
Supplemental disclosures of cash flow information
Conversion of stock, amount issued	212,017
Issued in Conjunction with the Extension of Convertible Note Payable [Member]
Supplemental disclosures of cash flow information
Convertible noteholders accrued and unpaid interest		584,400
Issued in Conjunction with Financing Fees [Member]
Supplemental disclosures of cash flow information
Fair value of warrants issued as fees as part of our private security offerings	72,320	34,600
Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the sale of stock	2,804,713	1,335,644
Stock In Subsidiary [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the sale of stock	750,000	245,000
Warrant [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense related to the amortization of the fair value of warrants issued in conjunction with our convertible notes	808,572	8,000
Officers and Board of Directors [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash expense related to options issued	734,345	483,411
Non-cash expense related to the issuance of stock for services	309,975	269,616
Vendors [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash expense related to the issuance of stock for services	1,096,968	388,377
Consultants [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash expense related to the issuance of stock for services	$ 360,364	$ 663,735